NOTE 16 - Financial instruments and risk management: Schedule of Fair value of financial assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details
Derivative liability - Warrants	$ 526	$ 0
Increase (Decrease) in Derivative Liability of Warrants due to Issuance of Warrants*	0	291
Increase (Decrease) in Derivative Liability of Warrants due to Exercise of Warrants	0	0
Increase (Decrease) in Derivative Liability of Warrants due to Loss (income) recognized in Profit or loss	408	235
Increase (Decrease) in Derivative Liability of Warrants due to Reclassification as an equity instrument (Note 9)	(934)	0
Derivative liability - Warrants	0	526
Convertible loan	20,533	8,549
Increase (Decrease) in Convertible Loan Liability due to Issuance of Convertible loan	0	13,517
Increase (Decrease) in Convertible Loan Liability due to Conversion of convertible loans	(22,822)	(2,557)
Increase (Decrease) in Convertible Loan Liability due to Loss recognized in Profit or loss	3,503	1,024
Increase (Decrease) in Convertible Loan Liability due to Repayment of principal and accrued interest	(693)	0
Increase (Decrease) in Convertible Loan Liability due to Reclassification into Loans	(521)	0
Convertible loan	$ 0	$ 20,533